THE THAI FUND, INC.

522 Fifth Avenue

New York, New York 10036

August 12, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Attention:  Larry L. Greene, Senior Counsel, Division of Investment Management

Re:	The Thai Fund, Inc.
Commencement of Tender Offer

Dear Mr. Greene:

On behalf of The Thai Fund, Inc., a Maryland corporation (the “Registrant”), transmitted herewith for filing with the Securities and Exchange Commission under Rule 13e-4 of the Securities Exchange Act of 1934, as amended, is a Schedule TO and related exhibits.

Should you have any questions regarding the foregoing matter, please do not hesitate to contact me at 212.296.6988 (tel) or 212.507.3954 (fax) or Allison M. Fumai of Dechert LLP at 212.698.3526 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Mary E. Mullin
Mary E. Mullin
Secretary

Enclosures

cc: Stefanie V. Chang Yu